PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 102.3%
Asset-Backed Securities 6.9%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.659%(c)	04/20/35	2,250	$2,254,217
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.589(c)	04/18/35	1,500	1,502,389
Birch Grove CLO Ltd. (Cayman Islands), Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.709(c)	01/22/38	2,050	2,052,625
Elevation CLO Ltd. (Cayman Islands), Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.525(c)	03/28/38	2,500	2,491,250
LCM Ltd. (Cayman Islands), Series 42A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.636(c)	01/15/38	1,750	1,753,068
Marble Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	5.486(c)	03/15/38	1,500	1,497,824
Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.400(c)	04/24/38	2,000	1,997,089
Tikehau US CLO Ltd. (Bermuda), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.492(c)	02/25/38	2,400	2,396,450

Total Asset-Backed Securities (cost $15,958,394)				15,944,912
Commercial Mortgage-Backed Securities 15.0%
BANK5, Series 2025-05YR14, Class A3	5.646	04/15/58	1,190	1,229,774
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	2,603	2,430,841
Benchmark Mortgage Trust, Series 2025-V15, Class A3	5.805	05/15/30	570	591,122
Fannie Mae-Aces,
Series 2019-M22, Class A2	2.522	08/25/29	5,705	5,322,045
Series 2021-M01G, Class A2	1.468(cc)	11/25/30	2,500	2,142,863
Series 2022-M03, Class A2	1.707(cc)	11/25/31	8,500	7,142,535
Series 2022-M13, Class A2	2.594(cc)	06/25/32	5,000	4,433,268

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K075, Class A2	3.650%(cc)	02/25/28	5,000	$4,923,774
Series K151, Class A3	3.511	04/25/30	900	867,465
Series K152, Class A2	3.080	01/25/31	375	351,257
Series K512, Class A2	5.000	11/25/28	5,000	5,106,945

Total Commercial Mortgage-Backed Securities (cost $35,975,220)				34,541,889
Corporate Bond 0.4%
Diversified Financial Services
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series PP (cost $1,003,870)	1.400	07/15/28	1,005	922,300
U.S. Government Agency Obligations 64.4%
Fannie Mae Interest Strips	5.372(s)	07/15/32	635	440,993
Fannie Mae Principal Strips, MTN	4.359(s)	05/15/30	1,595	1,300,138
Federal Agricultural Mortgage Corp., MTN	3.950	02/02/26	15	14,956
Federal Farm Credit Bank	1.680	09/17/35	160	117,495
Federal Farm Credit Bank	1.730	09/22/31	600	508,362
Federal Farm Credit Bank	1.770	02/04/31	1,245	1,078,731
Federal Farm Credit Bank	1.900	10/21/30	196	172,451
Federal Farm Credit Bank	2.040	03/19/40	1,330	873,017
Federal Farm Credit Bank	2.150	12/01/31	3,430	2,958,514
Federal Farm Credit Bank	2.200	12/09/31	1,545	1,336,516
Federal Farm Credit Bank	2.350	03/10/36	365	281,849
Federal Farm Credit Bank	2.400	03/24/36	222	172,203
Federal Farm Credit Bank	2.460	02/05/35	925	747,663
Federal Farm Credit Bank	2.490	05/19/36	165	129,362
Federal Farm Credit Bank	2.500	04/14/36	430	337,403
Federal Home Loan Bank	1.150(cc)	02/10/31	485	410,152
Federal Home Loan Bank	1.250(cc)	03/17/31	100	91,334
Federal Home Loan Bank	1.350	02/18/31	30	25,378
Federal Home Loan Bank	1.750	06/20/31	980	838,827
Federal Home Loan Bank	1.790	12/21/35	1,065	783,714
Federal Home Loan Bank	1.870	02/08/36	345	253,974
Federal Home Loan Bank	2.000(cc)	05/27/31	100	91,414
Federal Home Loan Bank	2.000(cc)	05/27/31	140	127,940
Federal Home Loan Bank	2.050	05/12/31	160	139,760

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Bank	2.090%	02/22/36	325	$244,490
Federal Home Loan Bank	4.250	09/10/32	370	365,190
Federal Home Loan Mortgage Corp.,
MTN	1.220	08/19/30	280	238,976
MTN	1.300	08/12/30	62	53,176
MTN	1.460	08/17/35	280	201,610
MTN	1.899(s)	11/15/38	1,680	883,083

Federal Home Loan Mortgage Corp.	1.500	01/01/36	149	131,096
Federal Home Loan Mortgage Corp.	1.500	02/01/36	60	52,978
Federal Home Loan Mortgage Corp.	1.500	06/01/36	68	59,886
Federal Home Loan Mortgage Corp.	1.500	07/01/36	472	414,554
Federal Home Loan Mortgage Corp.	1.500	11/01/50	745	550,753
Federal Home Loan Mortgage Corp.	2.000	01/01/32	118	111,859
Federal Home Loan Mortgage Corp.	2.500	05/01/28	200	194,678
Federal Home Loan Mortgage Corp.	2.500	05/01/28	245	239,379
Federal Home Loan Mortgage Corp.	2.500	03/01/30	190	183,617
Federal Home Loan Mortgage Corp.	2.500	10/01/32	195	185,628
Federal Home Loan Mortgage Corp.	2.500	11/01/46	861	724,187
Federal Home Loan Mortgage Corp.	2.500	04/01/51	2,325	1,906,730
Federal Home Loan Mortgage Corp.	3.000	10/01/28	27	26,745
Federal Home Loan Mortgage Corp.	3.000	06/01/29	97	95,293
Federal Home Loan Mortgage Corp.	3.000	12/01/30	176	171,511
Federal Home Loan Mortgage Corp.	3.000	01/01/37	351	329,427
Federal Home Loan Mortgage Corp.	3.000	04/01/43	595	529,404
Federal Home Loan Mortgage Corp.	3.000	07/01/43	637	566,824
Federal Home Loan Mortgage Corp.	3.000	10/01/46	258	225,691
Federal Home Loan Mortgage Corp.	3.000	11/01/46	229	200,203
Federal Home Loan Mortgage Corp.	3.000	12/01/46	215	187,829
Federal Home Loan Mortgage Corp.	3.000	01/01/47	741	646,623
Federal Home Loan Mortgage Corp.	3.000	03/01/47	169	147,751
Federal Home Loan Mortgage Corp.	3.500	11/01/37	152	145,569
Federal Home Loan Mortgage Corp.	3.500	06/01/42	420	388,800
Federal Home Loan Mortgage Corp.	3.500	06/01/43	305	282,236
Federal Home Loan Mortgage Corp.	3.500	07/01/43	909	838,807
Federal Home Loan Mortgage Corp.	3.500	07/01/47	1,011	918,531
Federal Home Loan Mortgage Corp.	3.500	08/01/47	765	694,705
Federal Home Loan Mortgage Corp.	3.500	10/01/47	71	64,284
Federal Home Loan Mortgage Corp.	4.000	06/01/26	5	4,641
Federal Home Loan Mortgage Corp.	4.000	09/01/26	10	10,382
Federal Home Loan Mortgage Corp.	4.000	11/01/39	325	310,165
Federal Home Loan Mortgage Corp.	4.000	09/01/40	193	184,252
Federal Home Loan Mortgage Corp.	4.000	12/01/40	120	114,359

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal Home Loan Mortgage Corp.	4.000%	12/01/40	150	$143,535
Federal Home Loan Mortgage Corp.	4.000	04/01/42	251	238,986
Federal Home Loan Mortgage Corp.	4.000	04/01/42	321	305,495
Federal Home Loan Mortgage Corp.	4.000	05/01/46	367	342,942
Federal Home Loan Mortgage Corp.	4.000	08/01/46	117	109,032
Federal Home Loan Mortgage Corp.	4.000	12/01/46	97	90,411
Federal Home Loan Mortgage Corp.	4.000	07/01/47	196	182,770
Federal Home Loan Mortgage Corp.	4.000	08/01/47	71	66,263
Federal Home Loan Mortgage Corp.	4.000	08/01/47	206	192,243
Federal Home Loan Mortgage Corp.	4.500	09/01/39	412	405,797
Federal Home Loan Mortgage Corp.	4.500	07/01/47	72	68,930
Federal Home Loan Mortgage Corp.	4.500	07/01/47	81	78,271
Federal Home Loan Mortgage Corp.	4.500	08/01/47	234	225,375
Federal Home Loan Mortgage Corp.	5.000	06/01/33	234	234,380
Federal Home Loan Mortgage Corp.	5.000	03/01/34	9	8,651
Federal Home Loan Mortgage Corp.	5.000	05/01/34	23	23,207
Federal Home Loan Mortgage Corp.	5.000	05/01/34	145	146,840
Federal Home Loan Mortgage Corp.	5.000	02/01/48	86	85,360
Federal Home Loan Mortgage Corp.	5.000	05/01/53	4,676	4,536,709
Federal Home Loan Mortgage Corp.	5.000	06/01/53	1,668	1,617,876
Federal Home Loan Mortgage Corp.	5.500	05/01/37	35	36,020
Federal Home Loan Mortgage Corp.	5.500	01/01/38	29	29,573
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,839	1,825,827
Federal Home Loan Mortgage Corp.	6.000	12/01/33	11	11,364
Federal Home Loan Mortgage Corp.	6.000	09/01/34	63	64,022
Federal Home Loan Mortgage Corp.	6.500	09/01/32	18	18,269
Federal Home Loan Mortgage Corp.	6.500	09/01/32	20	20,573
Federal Home Loan Mortgage Corp.	7.000	09/01/32	19	19,451
Federal National Mortgage Assoc.	1.301(s)	11/15/30	3,000	2,369,113
Federal National Mortgage Assoc.	1.500	02/01/36	171	150,708
Federal National Mortgage Assoc.	1.500	04/01/36	66	57,948
Federal National Mortgage Assoc.	1.500	06/01/36	70	61,355
Federal National Mortgage Assoc.	1.500	08/01/36	177	155,173
Federal National Mortgage Assoc.	1.500	11/01/50	2,540	1,875,396
Federal National Mortgage Assoc.	1.500	12/01/50	1,887	1,392,076
Federal National Mortgage Assoc.	1.780	11/16/35	100	73,843
Federal National Mortgage Assoc.	2.000	08/01/31	150	141,595
Federal National Mortgage Assoc.	2.000	05/01/36	1,070	968,545
Federal National Mortgage Assoc.	2.000	06/01/40	527	451,475
Federal National Mortgage Assoc.	2.000	02/01/41	3,619	3,063,681
Federal National Mortgage Assoc.	2.000	05/01/41	1,752	1,480,879
Federal National Mortgage Assoc.	2.000	09/01/50	4,022	3,145,336

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.(k)	2.000%	10/01/50	10,089	$7,915,860
Federal National Mortgage Assoc.	2.000	01/01/51	1,004	787,099
Federal National Mortgage Assoc.	2.500	06/01/28	68	66,138
Federal National Mortgage Assoc.	2.500	08/01/28	109	106,027
Federal National Mortgage Assoc.	2.500	08/01/29	25	23,892
Federal National Mortgage Assoc.	2.500	02/01/36	361	335,294
Federal National Mortgage Assoc.	2.500	05/01/41	690	598,096
Federal National Mortgage Assoc.	2.500	06/01/41	1,070	923,746
Federal National Mortgage Assoc.	2.500	02/01/43	117	101,474
Federal National Mortgage Assoc.	2.500	12/01/46	553	462,892
Federal National Mortgage Assoc.	2.500	01/01/50	1,221	1,007,793
Federal National Mortgage Assoc.	2.500	03/01/50	184	151,826
Federal National Mortgage Assoc.	2.500	05/01/50	880	726,671
Federal National Mortgage Assoc.	2.500	06/01/50	455	374,959
Federal National Mortgage Assoc.	2.500	08/01/50	3,427	2,824,210
Federal National Mortgage Assoc.	2.500	10/01/50	3,449	2,826,554
Federal National Mortgage Assoc.	2.500	03/01/51	2,231	1,829,986
Federal National Mortgage Assoc.	2.500	04/01/51	2,218	1,819,887
Federal National Mortgage Assoc.	2.500	05/01/52	786	648,260
Federal National Mortgage Assoc.	3.000	01/01/27	47	46,798
Federal National Mortgage Assoc.	3.000	08/01/28	176	172,198
Federal National Mortgage Assoc.	3.000	02/01/31	161	156,734
Federal National Mortgage Assoc.	3.000	11/01/36	125	117,346
Federal National Mortgage Assoc.	3.000	12/01/42	657	583,927
Federal National Mortgage Assoc.	3.000	02/01/43	288	256,375
Federal National Mortgage Assoc.	3.000	03/01/43	254	225,556
Federal National Mortgage Assoc.	3.000	04/01/43	278	247,423
Federal National Mortgage Assoc.	3.000	06/01/43	125	111,181
Federal National Mortgage Assoc.	3.000	06/01/43	246	218,934
Federal National Mortgage Assoc.	3.000	07/01/43	839	745,565
Federal National Mortgage Assoc.	3.000	09/01/46	678	591,934
Federal National Mortgage Assoc.	3.000	11/01/46	803	700,981
Federal National Mortgage Assoc.	3.000	11/01/46	860	751,198
Federal National Mortgage Assoc.	3.000	01/01/47	101	88,274
Federal National Mortgage Assoc.	3.000	04/01/47	1,748	1,525,297
Federal National Mortgage Assoc.	3.000	12/01/49	222	191,499
Federal National Mortgage Assoc.	3.000	12/01/49	522	447,233
Federal National Mortgage Assoc.	3.000	01/01/50	38	32,904
Federal National Mortgage Assoc.	3.000	06/01/50	218	186,864
Federal National Mortgage Assoc.	3.000	04/01/52	790	683,762
Federal National Mortgage Assoc.	3.000	05/01/52	2,816	2,440,060
Federal National Mortgage Assoc.	3.500	12/01/30	20	19,881

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.500%	11/01/32	670	$657,089
Federal National Mortgage Assoc.	3.500	02/01/33	36	35,593
Federal National Mortgage Assoc.	3.500	05/01/33	60	58,836
Federal National Mortgage Assoc.	3.500	10/01/41	605	560,334
Federal National Mortgage Assoc.	3.500	12/01/41	177	164,179
Federal National Mortgage Assoc.	3.500	03/01/42	212	195,933
Federal National Mortgage Assoc.	3.500	05/01/42	788	728,648
Federal National Mortgage Assoc.	3.500	07/01/42	269	248,531
Federal National Mortgage Assoc.	3.500	12/01/42	612	565,205
Federal National Mortgage Assoc.	3.500	03/01/43	221	204,289
Federal National Mortgage Assoc.	3.500	06/01/45	1,335	1,214,581
Federal National Mortgage Assoc.	3.500	01/01/46	354	322,306
Federal National Mortgage Assoc.	3.500	12/01/46	683	619,561
Federal National Mortgage Assoc.	3.500	04/01/48	1,071	969,456
Federal National Mortgage Assoc.	3.500	11/01/48	713	645,448
Federal National Mortgage Assoc.	4.000	09/01/40	332	316,894
Federal National Mortgage Assoc.	4.000	01/01/41	397	378,762
Federal National Mortgage Assoc.	4.000	09/01/44	269	253,157
Federal National Mortgage Assoc.	4.000	06/01/47	987	912,898
Federal National Mortgage Assoc.	4.000	06/01/47	1,030	961,043
Federal National Mortgage Assoc.	4.000	08/01/47	212	198,059
Federal National Mortgage Assoc.	4.000	09/01/47	1,255	1,173,786
Federal National Mortgage Assoc.	4.000	10/01/47	618	576,743
Federal National Mortgage Assoc.	4.000	11/01/47	713	665,206
Federal National Mortgage Assoc.	4.336(s)	03/17/31	530	409,545
Federal National Mortgage Assoc.	4.500	04/01/41	272	267,043
Federal National Mortgage Assoc.	4.500	05/01/41	247	241,861
Federal National Mortgage Assoc.	4.500	01/01/45	90	86,910
Federal National Mortgage Assoc.	4.500	12/01/47	606	578,529
Federal National Mortgage Assoc.	4.500	06/01/48	128	122,274
Federal National Mortgage Assoc.	4.500	10/01/48	488	466,903
Federal National Mortgage Assoc.	4.500	06/01/52	893	843,577
Federal National Mortgage Assoc.	5.000	TBA	1,500	1,451,784
Federal National Mortgage Assoc.	5.000	12/01/31	41	40,293
Federal National Mortgage Assoc.	5.000	03/01/34	108	108,901
Federal National Mortgage Assoc.	5.000	07/01/35	46	46,056
Federal National Mortgage Assoc.	5.000	09/01/35	37	36,766
Federal National Mortgage Assoc.	5.000	11/01/35	41	41,072
Federal National Mortgage Assoc.	5.000	05/01/36	17	16,953
Federal National Mortgage Assoc.	5.000	07/01/52	2,611	2,537,421
Federal National Mortgage Assoc.	5.000	08/01/53	406	393,515
Federal National Mortgage Assoc.	5.500	02/01/34	105	106,165

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	5.500%	09/01/34	194	$197,134
Federal National Mortgage Assoc.	5.500	02/01/35	139	142,068
Federal National Mortgage Assoc.	5.500	06/01/35	42	43,028
Federal National Mortgage Assoc.	5.500	06/01/35	69	69,025
Federal National Mortgage Assoc.	5.500	09/01/35	17	17,389
Federal National Mortgage Assoc.	5.500	09/01/35	129	131,264
Federal National Mortgage Assoc.	5.500	10/01/35	119	120,528
Federal National Mortgage Assoc.	5.500	11/01/35	54	54,282
Federal National Mortgage Assoc.	5.500	11/01/35	83	84,921
Federal National Mortgage Assoc.	5.500	11/01/36	3	3,063
Federal National Mortgage Assoc.	5.500	10/01/52	381	378,506
Federal National Mortgage Assoc.	6.000	09/01/33	—(r)	329
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	57
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	42
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	53
Federal National Mortgage Assoc.	6.000	09/01/34	5	4,819
Federal National Mortgage Assoc.	6.000	09/01/34	8	8,612
Federal National Mortgage Assoc.	6.000	11/01/34	3	2,889
Federal National Mortgage Assoc.	6.000	11/01/34	19	19,839
Federal National Mortgage Assoc.	6.000	02/01/35	—(r)	41
Federal National Mortgage Assoc.	6.000	03/01/35	3	2,911
Federal National Mortgage Assoc.	6.000	04/01/35	—(r)	251
Federal National Mortgage Assoc.	6.000	12/01/35	48	49,188
Federal National Mortgage Assoc.	6.000	01/01/36	124	127,989
Federal National Mortgage Assoc.	6.000	05/01/36	35	35,379
Federal National Mortgage Assoc.	6.000	05/01/36	200	207,012
Federal National Mortgage Assoc.	6.500	07/01/32	122	124,780
Federal National Mortgage Assoc.	6.500	08/01/32	58	59,724
Federal National Mortgage Assoc.	6.500	09/01/32	14	14,542
Federal National Mortgage Assoc.	6.500	10/01/32	30	31,161
Federal National Mortgage Assoc.	6.500	10/01/32	126	129,773
Federal National Mortgage Assoc.	6.500	10/01/37	141	147,704
Federal National Mortgage Assoc.	7.000	12/01/31	52	54,644
Federal National Mortgage Assoc.	7.000	09/01/33	47	48,744
Federal National Mortgage Assoc.	7.000	11/01/33	49	50,752
Freddie Mac Coupon Strips	5.245(s)	03/15/31	505	393,780
Freddie Mac Strips	5.389(s)	07/15/32	565	411,964
Government National Mortgage Assoc.	2.000	10/20/51	291	233,766
Government National Mortgage Assoc.	2.500	12/20/46	141	121,084
Government National Mortgage Assoc.	2.500	08/20/51	1,875	1,571,830
Government National Mortgage Assoc.	3.000	03/15/45	459	403,496
Government National Mortgage Assoc.	3.000	07/20/45	1,050	929,487

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	3.000%	07/20/46	507	$448,625
Government National Mortgage Assoc.	3.000	08/20/46	952	841,480
Government National Mortgage Assoc.	3.000	10/20/46	77	67,636
Government National Mortgage Assoc.	3.000	02/20/47	1,439	1,270,704
Government National Mortgage Assoc.	3.000	05/20/47	269	237,572
Government National Mortgage Assoc.	3.000	12/20/47	96	84,249
Government National Mortgage Assoc.	3.000	04/20/49	389	342,551
Government National Mortgage Assoc.	3.500	04/20/42	108	98,897
Government National Mortgage Assoc.	3.500	01/20/43	674	617,485
Government National Mortgage Assoc.	3.500	04/20/43	301	275,254
Government National Mortgage Assoc.	3.500	03/20/45	396	359,728
Government National Mortgage Assoc.	3.500	04/20/45	212	193,004
Government National Mortgage Assoc.	3.500	07/20/46	770	695,752
Government National Mortgage Assoc.	3.500	03/20/47	73	66,114
Government National Mortgage Assoc.	3.500	07/20/47	442	399,128
Government National Mortgage Assoc.	3.500	02/20/48	958	864,124
Government National Mortgage Assoc.	3.500	11/20/48	251	225,902
Government National Mortgage Assoc.	3.500	01/20/49	218	196,590
Government National Mortgage Assoc.	3.500	05/20/49	351	314,899
Government National Mortgage Assoc.	4.000	02/20/41	140	132,092
Government National Mortgage Assoc.	4.000	06/20/44	282	264,785
Government National Mortgage Assoc.	4.000	08/20/44	86	80,867
Government National Mortgage Assoc.	4.000	11/20/45	166	154,972
Government National Mortgage Assoc.	4.000	11/20/46	153	143,030
Government National Mortgage Assoc.	4.000	02/20/47	134	123,983
Government National Mortgage Assoc.	4.000	10/20/47	141	130,690
Government National Mortgage Assoc.	4.000	12/20/47	101	93,852
Government National Mortgage Assoc.	4.000	07/20/48	296	274,172
Government National Mortgage Assoc.	4.000	02/20/49	345	319,601
Government National Mortgage Assoc.	4.000	03/20/49	565	523,082
Government National Mortgage Assoc.	4.500	02/20/40	86	84,299
Government National Mortgage Assoc.	4.500	01/20/41	53	52,280
Government National Mortgage Assoc.	4.500	02/20/41	254	248,471
Government National Mortgage Assoc.	4.500	03/20/41	128	124,937
Government National Mortgage Assoc.	4.500	06/20/44	190	183,359
Government National Mortgage Assoc.	4.500	02/20/46	16	15,424
Government National Mortgage Assoc.	4.500	03/20/46	80	77,204
Government National Mortgage Assoc.	4.500	03/20/47	367	352,119
Government National Mortgage Assoc.	4.500	08/20/47	66	63,214
Government National Mortgage Assoc.	4.500	01/20/48	50	47,859
Government National Mortgage Assoc.	4.500	02/20/48	303	290,281
Government National Mortgage Assoc.	4.500	05/20/52	1,688	1,602,742

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	4.500%	10/20/52	195	$185,108
Government National Mortgage Assoc.	5.000	07/15/33	155	155,194
Government National Mortgage Assoc.	5.000	09/15/33	208	208,201
Government National Mortgage Assoc.	5.000	04/15/34	12	11,621
Government National Mortgage Assoc.	5.500	02/15/34	112	112,516
Government National Mortgage Assoc.	5.500	02/15/36	67	67,627
Government National Mortgage Assoc.	5.500	05/20/53	1,988	1,982,505
Government National Mortgage Assoc.	6.000	TBA	3,000	3,024,147
Israel Government, USAID Bond, Gov’t. Gtd. Notes, Series 30Y	5.500	09/18/33	370	390,116
Resolution Funding Corp. Interest Strips, Bonds	2.776(s)	01/15/30	630	517,770
Resolution Funding Corp. Interest Strips, Bonds	3.617(s)	04/15/30	1,025	830,532
Resolution Funding Corp. Interest Strips, Bonds	4.330(s)	01/15/29	745	640,109
Resolution Funding Corp. Principal Strips, Bonds	4.247(s)	04/15/30	4,835	3,938,971
Resolution Funding Corp. Principal Strips, Bonds	4.612(s)	01/15/30	7,595	6,267,243
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	640	540,596
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	185,128
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series E	6.750	11/01/25	1,300	1,311,917
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	20	12,667

Total U.S. Government Agency Obligations (cost $162,819,781)				147,860,863
U.S. Treasury Obligations 15.0%
U.S. Treasury Bonds	3.000	02/15/49	675	486,000
U.S. Treasury Bonds	3.375	11/15/48	640	494,900
U.S. Treasury Notes	4.000	05/31/30	20	20,042
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	1,180	474,981
U.S. Treasury Strips Coupon	2.371(s)	11/15/40	1,880	861,832
U.S. Treasury Strips Coupon	2.472(s)	08/15/40	2,420	1,124,357
U.S. Treasury Strips Coupon	3.301(s)	02/15/46	5,395	1,847,082
U.S. Treasury Strips Coupon	3.490(s)	02/15/42	7,070	3,015,320
U.S. Treasury Strips Coupon	3.815(s)	02/15/41	2,650	1,199,171
U.S. Treasury Strips Coupon	4.135(s)	02/15/39	5,690	2,906,674
U.S. Treasury Strips Coupon	4.334(s)	11/15/42	4,220	1,724,167
U.S. Treasury Strips Coupon	4.350(s)	08/15/41	8,735	3,847,543
U.S. Treasury Strips Coupon	4.354(s)	08/15/51	9,600	2,505,919
U.S. Treasury Strips Coupon	4.458(s)	02/15/49	13,080	3,843,715
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	17,858
U.S. Treasury Strips Coupon	4.663(s)	02/15/50	410	114,907
U.S. Treasury Strips Coupon	4.770(s)	11/15/49	795	225,902
U.S. Treasury Strips Coupon	4.800(s)	05/15/42	115	48,394

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	4.920%(s)	08/15/48	225	$67,861
U.S. Treasury Strips Coupon	5.317(s)	02/15/40	4,075	1,956,967
U.S. Treasury Strips Coupon(k)	5.364(s)	05/15/40	16,480	7,789,314

Total U.S. Treasury Obligations (cost $40,324,353)				34,572,906

Shares
Affiliated Exchange-Traded Fund 0.6%
PGIM AAA CLO ETF (cost $1,280,773)	25,000	1,285,000

Total Long-Term Investments (cost $257,362,391)			235,127,870

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $868,716)(wb)	868,716	868,716

TOTAL INVESTMENTS 102.7% (cost $258,231,107)		235,996,586
Liabilities in excess of other assets(z) (2.7)%		(6,315,505)

Net Assets 100.0%		$229,681,081

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corporation
MTN—Medium Term Note
N/A—Not Applicable
SOFR—Secured Overnight Financing Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
UMBS—Uniform Mortgage-Backed Securities
USAID—United States Agency for International Development

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	3.000%	TBA	06/12/25	$(5,000)	$(4,253,705)
Federal National Mortgage Assoc.	4.000%	TBA	07/14/25	(2,000)	(1,831,747)
Government National Mortgage Assoc.	4.500%	TBA	06/23/25	(1,000)	(943,300)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $7,106,992)					$(7,028,752)

Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
165	2 Year U.S. Treasury Notes	Sep. 2025	$34,227,188	$39,042
59	5 Year U.S. Treasury Notes	Sep. 2025	6,383,063	31,580
42	10 Year U.S. Ultra Treasury Notes	Sep. 2025	4,726,969	33,572
12	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	1,392,750	13,607
				117,801
Short Positions:
1	10 Year U.S. Treasury Notes	Sep. 2025	110,750	(533)
265	20 Year U.S. Treasury Bonds	Sep. 2025	29,887,031	(366,289)
25	30 Year UMBS TBA – 3.0% Coupon	Jul. 2025	2,123,828	66
30	30 Year UMBS TBA – 3.5% Coupon	Jul. 2025	2,640,469	(6,718)
5	30 Year UMBS TBA – 4.0% Coupon	Jul. 2025	457,617	(5,221)
				(378,695)
				$(260,894)

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Interest rate swap agreements outstanding at May 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
7,835	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.350%	$—	$(17,845)	$(17,845)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).